Acquisitions of business operations - 2016 acquisitions (Details) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($) employee	Dec. 31, 2016 USD ($) employee	Dec. 31, 2018 employee	Dec. 31, 2017 employee	Feb. 02, 2016 USD ($) employee
Disclosure of detailed information about business combination [line items]
Number of employees | employee	59,700	59,700	64,400	61,100
Acerta Pharma Acquisition
Disclosure of detailed information about business combination [line items]
Number of employees | employee					150
Percentage of voting equity interests acquired			55.00%		55.00%
Percentage of voting equity interests left to acquire					45.00%
Consideration transferred, acquisition-date fair value					$ 3,809
Upfront payment					2,477
Further payment					1,500
Value of remaining non-controlling interests					$ 3,000
Revenue since acquisition date	$ 0
Loss after tax since acquisition date	$ (212)
Profit after tax if acquisition occurred at beginning of period		$ 3,367